Suppliers - Factoring	12 Months Ended
Dec. 31, 2023
Suppliers - Factoring
Suppliers - Factoring

19.	Suppliers - Factoring

The Company has contracts that allow suppliers to receive rights in advance from a financial institution. These operations do not imply any changes to the securities issued by their suppliers, and the original trading conditions, including maturity and value, are maintained. On December 31, 2023, the amount recorded under current liabilities from factoring operations reached R$39,877 (R$29,941 on December 31, 2022).

The balance recorded under "Supplier - drawn risk" refers to advances made by suppliers through the assignment of credit, based on the agreement signed by the Company with Banco Rendimento. In this operation, suppliers can advance their invoices directly with banks only after delivering the goods to the Company, with a term of 120 days and a rate that varies according to the DI of this period, but without the need to have any credit line contracted with the entity. For the Company, the original commercial conditions are maintained, with the same maturity period, rates, and amounts involved; only the right to receive the invoices is transferred from the supplier to the financial institution.